Note 12 - Shareholders' Capital (Tables)	6 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	Six months ended		Year ended
	Sept. 30, 2020		March 31, 2020
	Shares	Amount	Shares	Amount
Common shares:

Issued and outstanding
Balance, beginning of period	4,594,371	$1,099,864	4,533,211	$1,088,538
Share-based awards exercised	798	176	61,160	11,326
Issuance of shares due to Recapitalization	43,392,412	438,642	-	-
Issuance cost	-	(1,572)	-	-
Balance, end of period	47,987,581	$1,537,110	4,594,371	$1,099,864

Preferred shares:

Issued and outstanding
Balance, beginning of period	4,662,165	$146,965	4,662,165	$146,965
Exchanged to common shares	(4,662,165)	(146,965)	-	-
Balance, end of period	-	$-	4,662,165	$146,965

Shareholders' capital	47,987,581	$1,537,110	9,256,536	$1,246,829